Redeemable Convertible Preferred Units and Equity - Common Unit Warrants (Details) - Vacasa Holdings LLC - $ / shares	Sep. 30, 2021	Mar. 28, 2017	Dec. 31, 2015	Sep. 09, 2015
Temporary Equity [Line Items]
Number of warrants issued	5,430,000
Common Unit Warrants
Temporary Equity [Line Items]
Number of warrants issued		1,086,000	5,430,000	937,077
Exercise price		$ 0.01	$ 0.01	$ 0.01
Common Units | Investor [Member]
Temporary Equity [Line Items]
Number of warrants issued	2,020,000